Digital Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Digital Assets
NOTE 2 - Digital Assets

NOTE 2 – Digital Assets

The following represents the change in digital assets:

	September 30, 2021	December 31, 2020
	Cryptocurrencies
Beginning balance	$-	$-
Purchase of crypto currencies	10,000	-
Impairment	(3,893)	-
Ending balance	$6,107	$-

The Company does not record fair value gains (losses) associated with its digital assets. Cryptocurrencies are classified as intangible assets, and the Company continuously tests these assets for impairment.

NOTE 3 – Digital Assets

The following represents the change in digital assets:

	December 31, 2020	December 31, 2019
	Cryptocurrencies
Beginning balance	$-	$3,921
Realized gain	-	4,322
Impairment Loss	-	-
Transfer of cryptocurrencies	-	(8,243)
Ending balance	$-	$-

The Company does not record fair value gains (losses) associated with its digital assets. Cryptocurrencies are classified as intangible assets, and the Company tests these assets for impairment on an annual basis. In May 2019, the Company’s entire digital assets balance was used to pay the CEO for services rendered (see note 10).